Average Annual Total Returns - Class I2 - Alger Large Cap Growth Portfolio	Class I-2 1 Year	Class I-2 5 Years	Class I-2 10 Years	Class I-2 Inception Date	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	67.03%	22.62%	16.56%	Jan. 06, 2089	38.49%	21.00%	17.21%